Offerings	Oct. 27, 2026 USD ($) shares
Offering: 1
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Equity
Security Class Title	Common Stock, par value $0.0001 per share
Amount Registered | shares	661,377
Proposed Maximum Offering Price per Unit	15.12
Maximum Aggregate Offering Price	$ 10,000,020.24
Fee Rate	0.0087%
Amount of Registration Fee	$ 870.00
Offering Note	(1) Represents 661,377 shares of common stock issuable upon exercise of outstanding 2025 Purchase Warrants, which were originally issued under the Registrant's registration statement on Form S-3 (File No. 333-270459), initially declared effective on May 10, 2023 (the "Prior Registration Statement"). Calculated pursuant to Rule 457(g) under the Securities Act of 1933, as amended (the "Securities Act"), the proposed maximum offering price per unit and maximum aggregate offering price are based on the per share exercise price of the 2025 Purchase Warrants and are presented for informational purposes only. Pursuant to Rule 416 under the Securities Act, this registration statement also covers an indeterminate number of additional shares of common stock that may become issuable upon exercise of the 2025 Purchase Warrants to prevent dilution resulting from stock splits, stock dividends or similar transactions.
Offering: 2
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Equity
Security Class Title	Common Stock, par value $0.0001 per share
Amount Registered | shares	164,684
Proposed Maximum Offering Price per Unit	18.234
Maximum Aggregate Offering Price	$ 3,002,848.06
Fee Rate	0.0087%
Amount of Registration Fee	$ 261.25
Offering Note	(2) Represents 164,684 shares of common stock issuable upon exercise of outstanding Series C Warrants, which were originally issued under the Registrant's Prior Registration Statement. Calculated pursuant to Rule 457(g) under the Securities Act, the proposed maximum offering price per unit and maximum aggregate offering price are based on the per share exercise price of the Series C Warrants and are presented for informational purposes only. Pursuant to Rule 416 under the Securities Act, this registration statement also covers an indeterminate number of additional shares of common stock that may become issuable upon exercise of the Series C Warrants to prevent dilution resulting from stock splits, stock dividends or similar transactions.
Offering: 3
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Equity
Security Class Title	Common Stock, par value $0.0001 per share
Amount Registered | shares	145,560
Proposed Maximum Offering Price per Unit	61.20
Maximum Aggregate Offering Price	$ 8,908,272.00
Fee Rate	0.0087%
Amount of Registration Fee	$ 775.02
Offering Note	(3) Represents 145,560 shares of common stock issuable upon exercise of outstanding 2024 Purchase Warrants, which were originally issued under the Registrant's Prior Registration Statement. Calculated pursuant to Rule 457(g) under the Securities Act, the proposed maximum offering price per unit and maximum aggregate offering price are based on the per share exercise price of the 2024 Purchase Warrants and are presented for informational purposes only. Pursuant to Rule 416 under the Securities Act, this registration statement also covers an indeterminate number of additional shares of common stock that may become issuable upon exercise of the 2024 Purchase Warrants to prevent dilution resulting from stock splits, stock dividends or similar transactions.
Offering: 4
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Equity
Security Class Title	Common Stock, par value $0.0001 per share
Amount Registered | shares	361,011
Proposed Maximum Offering Price per Unit	191.13
Maximum Aggregate Offering Price	$ 69,000,032.43
Fee Rate	0.0087%
Amount of Registration Fee	$ 6,003.00
Offering Note	(4) Represents 361,011 shares of common stock issuable upon exercise of outstanding 2023 Purchase Warrants, which were originally issued under the Registrant's Prior Registration Statement. Calculated pursuant to Rule 457(g) under the Securities Act, the proposed maximum offering price per unit and maximum aggregate offering price are based on the per share exercise price of the 2023 Purchase Warrants and are presented for informational purposes only. Pursuant to Rule 416 under the Securities Act, this registration statement also covers an indeterminate number of additional shares of common stock that may become issuable upon exercise of the 2023 Purchase Warrants to prevent dilution resulting from stock splits, stock dividends or similar transactions.